Accounts Receivable and Others - Schedule of Trade Accounts Receivable (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2025	Jun. 30, 2024
Schedule of Trade Accounts Receivable [Line Items]
Trade accounts receivable	R$ 388,835	R$ 360,614
Allowance for expected credit losses	(3,777)	(4,031)
Total current	385,058	356,583
Sale of farms	521,210	520,758
Total noncurrent	521,210	520,758
Sale of Sugarcane [Member]
Schedule of Trade Accounts Receivable [Line Items]
Trade accounts receivable	45,800	43,953
Sale of grains and cottons [Member]
Schedule of Trade Accounts Receivable [Line Items]
Trade accounts receivable	73,869	41,587
Sale of Cotton [Member]
Schedule of Trade Accounts Receivable [Line Items]
Trade accounts receivable	3,946	2,534
Sale of beef cattle [Member]
Schedule of Trade Accounts Receivable [Line Items]
Trade accounts receivable	2,226	1,196
Leases Of Land [Member]
Schedule of Trade Accounts Receivable [Line Items]
Trade accounts receivable	15,357	15,075
Sale Of Machinery [Member]
Schedule of Trade Accounts Receivable [Line Items]
Trade accounts receivable	12,218	6,942
Sale Of Farms [Member]
Schedule of Trade Accounts Receivable [Line Items]
Trade accounts receivable	R$ 235,419	R$ 249,327